UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03162

Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2006

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments September 30, 2005 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE†	DATE*	VALUE
	Short-Term Variable Rate Municipal Obligations (84.1%)
	Arizona
$15,000	McAllister Academic Village LLC, Arizona State University Ser 2005 A (Ambac)	2.76%	10/07/05	$15,000,000
5,000	Pima County Industrial Development Authority, El Dorado Hospital Ser 2004	2.77	10/07/05	5,000,000
6,000	Sun Devil Energy Center LLC, Arizona State University Ser 2004 (FGIC)	2.79	10/07/05	6,000,000
2,900	University of Arizona, Student Union Bookstore Ser 1999 COPs (Ambac)	2.76	10/07/05	2,900,000

	California
17,600	Adelanto Public Utility Authority, Utility System Ser 2005 A (Ambac)	2.74	10/03/05	17,600,000
3,400	California Department of Water Resources, Power Supply Ser 2002 B Subser B-1	2.76	10/03/05	3,400,000
1,700	East Bay Municipal Utility District, Water System Sub Refg Ser 2005 B-1 (XLCA)	2.67	10/07/05	1,700,000
4,000	Hacienda-La Puente, Unified School District, 2000 Ser B P-FLOATs PT-1988 (FSA)	2.77	10/07/05	4,000,000
700	Los Angeles Department of Water & Power, Water System Ser 2001 B Subser B-1	2.71	10/07/05	700,000
4,200	Pittsburg Redevelopment Agency, Los Medanos Community Development Sub 2004 Ser A (Ambac)	2.74	10/03/05	4,200,000

	Colorado
	Colorado Health Facilities Authority,
8,700	Catholic Health Initiatives Ser 2004 B-4	2.78	10/07/05	8,700,000
20,000	NCMC Inc Ser 2005 (FSA)	2.74	10/07/05	20,000,000
1,200	Sisters of Charity of Leavenworth Health System Ser 2002	2.76	10/07/05	1,200,000
15,000	Colorado Student Obligation Bond Authority, Ser 1989 A (Ambac) (AMT)	2.80	10/07/05	15,000,000
8,000	Denver Urban Renewal Authority, Stapleton Senior Tax Increment Ser 2004 A-1 P-FLOATs PT 999	2.84	10/07/05	8,000,000
16,735	Midcities Metropolitan District No 1, STARS BNP Ser 2004-110	2.82	10/07/05	16,735,000
14,010	Westminster, Multifamily Housing Camden Arbors Apartments Ser 2004	2.75	10/07/05	14,010,000

	Delaware
7,700	Delaware Economic Development Authority, St Andrew’s School Ser 2004	2.75	10/07/05	7,700,000
8,965	New Castle County, University Courtyard Apartments Ser 2005	2.80	10/07/05	8,965,000

	District of Columbia
3,500	District of Columbia, Public Welfare Foundation Ser 2000	2.80	10/07/05	3,500,000

	Florida		10/07/05
22,250	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 B & C	2.75	10/07/05	22,250,000
7,325	Florida Housing Finance Corporation, Monterey Lakes Apartments 2005 Ser C	2.75	10/07/05	7,325,000
13,500	Jacksonville Health Facilities Authority, Baptist Medical Center Ser 2003 A	2.82	10/03/05	13,500,000
18,300	Orlando Utilities Commission, Water & Electric Ser 2002 A	2.76	10/07/05	18,300,000
14,700	Orlando-Orange County Expressway Authority, Ser 2003C3 (FSA) & Ser 2005 Subser A-1 (Ambac)	2.76	10/07/05	14,700,000
4,180	Palm Beach County School Board, Ser 2004 A COPs ROCs II-R Ser 6008 (FGIC)	2.79	10/07/05	4,180,000
9,150	Pinellas County Health Facilities Authority, Pooled Loan Ser 1985 (Ambac)	2.83	10/03/05	9,150,000
1,070	Polk County School Board, Ser 2003 A COPs (FSA)	2.74	10/07/05	1,070,000
33,695	Port St Lucie, Utility System Ser 2005 (MBIA)	2.76	10/07/05	33,695,000
18,300	Tampa Bay Water, Utility System Ser 2002 (AMT)	2.80	10/07/05	18,300,000

	Georgia
19,500	Albany-Dougherty County Hospital Authority, Phoebe Putney Memorial Hospital Ser 1991 (Ambac)	2.75	10/07/05	19,500,000
3,990	Atlanta, Airport Ser 2004 A MERLOTs Ser C14 (FSA) (AMT)	2.82	10/07/05	3,990,000
	Atlanta,
7,900	Water & Wastewater Ser 2001 B (FSA)	2.78	10/07/05	7,900,000
600	Water & Wastewater Ser 2001 C (FSA)	2.80	10/03/05	600,000
14,435	Burke County Development Authority, Oglethorpe Power Co Ser 2000 (Ambac)	2.82	10/03/05	14,435,000
13,000	DeKalb County Hospital Authority, DeKalb Medical Center Ser 2005	2.75	10/07/05	13,000,000

	Hawaii
13,720	Hawaii, ROCs II-R Ser 6012	2.79	10/07/05	13,720,000

	Illinois
14,800	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Cross County Extension Ser 2002 A (FSA)	2.78	10/07/05	14,800,000
	Chicago,
9,960	2004 Ser A P-FLOATs PT-2361 (FSA)	2.79	10/07/05	9,960,000
8,910	Eagle Ser 20041002 Class A (FGIC)	2.79	10/07/05	8,910,000
17,900	Neighborhoods Alive Ser 21 B (MBIA)	2.75	10/07/05	17,900,000
11,465	Chicago Board of Education, MERLOTs 2005 Ser A-15 (Ambac)	2.77	10/07/05	11,465,000
30,500	Cook County, Ser 2002 B	2.74	10/07/05	30,500,000
12,400	Glendale Heights, Glendale Lakes Ser 2000	2.75	10/07/05	12,400,000
	Illinois Health Facilities Authority,
76,250	Northwestern Memorial Hospital Ser 1995	2.78	10/07/05	76,250,000
34,400	Resurrection Health Care System Ser 2005 B	2.98	10/03/05	34,400,000
20,000	Resurrection Health Care System Ser 2005 C	2.76	10/07/05	20,000,000
11,595	Kane, Cook & DuPage Counties, School District #U-46 PUTTERs Ser 426 (Ambac)	2.82	10/07/05	11,595,000
5,020	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Ser 2002 A Eagle #20040030 Class A (MBIA)	2.79	10/07/05	5,020,000
12,450	Roaring Fork Municipal Products, Cook County Class A Certificates Ser 2004-1 (Ambac)	2.83	10/07/05	12,450,000
9,000	University of Illinois, Auxiliary Facilities System Ser 2005 B (FSA)	2.74	10/07/05	9,000,000

	Indiana
7,140	Franklin Community Multi-School Building Corporation, Ser 2004 ROCs II-R Ser 2140 (FGIC)	2.79	10/07/05	7,140,000
	Indiana Health Facilities Financing Authority,
19,000	Ascension Health Ser 2001 A	2.74	07/03/06	19,000,000
3,100	Clarian Health Obligated Group Ser 2000 B	2.98	10/03/05	3,100,000
2,235	Indianapolis, Health Quest Realty XXI Ser 1994 A TOBs (FHA)	2.92	10/07/05	2,235,000
1,300	Merrillville, Southlake Care Center Ser 1992 A TOBs (FHA)	2.92	10/07/05	1,300,000
2,250	South Bend, Fountainview Place Ser 1992 A (FHA)	2.92	10/07/05	2,250,000
5,775	University of Southern Indiana, Student Fee ROCs II-R Ser 2117 (Ambac)	2.79	10/07/05	5,775,000

	Kansas
	Kansas Department of Transportation,
20,000	Highway Ser 2002 C-2	2.75	10/07/05	20,000,000
30,315	Highway Ser 2004 C-2	2.73	10/07/05	30,315,000

	Kentucky
22,500	Kenton County Airport Board, Flight Safety International Inc Ser 2001A (AMT)	2.78	10/07/05	22,500,000

	Maryland
7,400	Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives Ser 1997 B	2.76	10/07/05	7,400,000

	Massachusetts
	Massachusetts,
43,600	Refg 1998 Ser B	2.78	10/07/05	43,600,000
24,100	Ser 2005 A	2.76	10/07/05	24,100,000
66,800	Massachusetts Bay Transportation Authority, Ser 2000	2.75	10/07/05	66,800,000
	Massachusetts Development Finance Agency,
11,505	Dana Hall School Ser 2004	2.76	10/07/05	11,505,000
10,715	New Jewish High School Ser 2002	2.75	10/07/05	10,715,000
25,750	Massachusetts Health & Educational Facilities Authority, Emmanuel College Ser 2003	2.75	10/07/05	25,750,000

	Michigan
	Detroit,
24,040	Sewage Disposal System Senior Lien Ser 2001 C-1 (FSA)	2.78	10/07/05	24,040,000
38,300	Water Supply System Refg Second Lien Ser 2001-C (FGIC)	2.76	10/07/05	38,300,000
9,790	Water Supply System Refg Senior Lien Ser 2003-D (MBIA)	2.78	10/07/05	9,790,000
10,850	Holt Public Schools, Ser 2002	2.72	10/07/05	10,850,000
10,900	Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005B	2.81	10/07/05	10,900,000
10,000	Michigan State University, Ser 2002 A	2.80	10/03/05	10,000,000
6,000	Michigan Strategic Fund, The Van Andel Research Institute Ser 2001	2.78	10/07/05	6,000,000
1,900	Milan Area Schools, Refg Ser 2002	2.72	10/07/05	1,900,000
11,110	Oakland University, Ser 2001 (FGIC)	2.79	10/07/05	11,110,000
18,400	Saline Area Schools, Ser 2002 B	2.72	10/07/05	18,400,000

	Minnesota
11,600	University of Minnesota Regents, Ser 1999 A	2.82	10/07/05	11,600,000

	Mississippi
23,000	Mississippi Development Bank, MGAM Natural Gas Supply 2005 Ser	2.73	10/07/05	23,000,000
33,200	Perry County, Leaf River Forest Products Inc Ser 2002	2.78	10/07/05	33,200,000

	Missouri
	Missouri Health & Educational Facilities Authority,
15,000	BJC Health System Ser 2005 B	2.81	10/03/05	15,000,000
20,900	Stowers Institute Ser 2002 (MBIA)	2.76	10/07/05	20,900,000

	Nebraska
9,700	American Public Energy Agency, National Public Gas Agency 2003 Ser A	2.73	10/07/05	9,700,000
7,000	Omaha, Eagle #2004001 Class A	2.79	10/07/05	7,000,000

	Nevada
16,000	Clark County, Las Vegas-McCarran International Airport Passenger Facility 2005 Ser A (MBIA) (AMT)	2.78	10/07/05	16,000,000

	New Mexico
35,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2005 B	2.76	10/07/05	35,000,000

	New York
15,000	Metropolitan Transportation Authority, Ser 2002 D-1 (FSA)	2.72	10/07/05	15,000,000
4,800	Monroe County Industrial Development Agency, St John Fisher College Ser 2005 (Radian)	2.72	10/07/05	4,800,000
4,150	New York City, Fiscal 2004 Subser A-4	2.73	10/07/05	4,150,000
2,000	New York City Industrial Development Agency, One Bryant Park LLC Ser 2004 A	2.76	10/07/05	2,000,000
1,100	Suffolk County Water Authority, Ser 2003 BANs	2.68	10/07/05	1,100,000
20,700	Triborough Bridge & Tunnel Authority, Ser 2005 B-4	2.75	10/07/05	20,700,000

	North Carolina
1,500	Durham, Ser 1993A COPs	2.79	10/07/05	1,500,000
30,020	Guilford County, Ser 2005 A & B	2.75	10/07/05	30,020,000
8,290	Mecklenburg County, Ser 2004 COPs	2.76	10/07/05	8,290,000
9,800	North Carolina Capital Facilities Finance Agency, Durham Academy Ser 2001	2.75	10/07/05	9,800,000
	North Carolina Medical Care Commission,
27,000	Firsthealth of the Carolinas Ser 2002	2.74	10/07/05	27,000,000
600	Mission-St Joseph’s Health System Ser 2003	2.80	10/07/05	600,000
31,700	North Carolina Baptist Hospitals Ser 2000	2.74	10/07/05	31,700,000
6,450	Rowan Regional Medical Center Ser 2004 ROCs II-R Ser 296 (FSA)	2.79	10/07/05	6,450,000
48,000	Raleigh, Downtown Improvement Ser 2005 B COPs	2.74	10/07/05	48,000,000
5,895	The University of North Carolina, University of North Carolina Hospitals at Chapel Hill Ser 2001 B	2.82	10/03/05	5,895,000

	Ohio
4,000	Cincinnati City School District, Ser 2003 Eagle #20040034 Class A (FSA)	2.79	10/07/05	4,000,000
60,605	Cleveland, Water 2004 Ser M (FSA)	2.75	10/07/05	60,605,000
4,890	Middletown City School District, ROCs II-R Ser 303 (FGIC)	2.79	10/07/05	4,890,000
	Ohio,
10,000	Common Schools Ser 2005 B	2.74	10/07/05	10,000,000
5,610	Ser 2004 P-FLOATs PT-2137	2.78	10/07/05	5,610,000
15,000	Ohio State University, General Receipts Ser 2005 B	2.74	10/07/05	15,000,000

	Oklahoma
8,000	Oklahoma Student Loan Authority, Ser 2005 A (MBIA) (AMT)	2.80	10/07/05	8,000,000
	Oklahoma Water Resources Board,
29,000	Ser 1994 A & 1999	2.80	03/01/06	29,000,000
6,830	Ser 1999	2.75	03/01/06	6,830,000

17,915	Ser 2001	2.47	10/01/05	17,915,000
10,000	Tulsa County Industrial Authority, Capital Improvement Ser 2003 A	2.95	11/15/05	10,000,000

	Oregon
15,000	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	2.75	10/07/05	15,000,000
4,500	Oregon Department of Administrative Services, Oregon Appropriation Ser 2003 Eagle #20041010 Class A (FSA)	2.79	10/07/05	4,500,000
20,000	Oregon Health Sciences University, OHSU Medical Group Ser 2004 A	2.79	10/07/05	20,000,000

	Pennsylvania
32,850	Allegheny County Higher Education Building Authority, Carnegie Mellon University Ser 1998	2.78	10/03/05	32,850,000
15,000	Dauphin County General Authority, Pinnacle Health System Ser 2005 (FSA)	2.74	10/07/05	15,000,000
20,000	Easton Area School District, Ser 2005 (FSA)	2.77	10/07/05	20,000,000
11,300	Northampton County Higher Education Authority, Lafayette College Ser 1998A	2.75	10/07/05	11,300,000
15,000	Pennsylvania Higher Education Assistance Agency, Student Loan 2001 Ser A (Ambac) (AMT)	2.81	10/07/05	15,000,000
	Pennsylvania Turnpike Commission,
11,500	1998 Ser Q	2.78	10/03/05	11,500,000
20,900	2002 Ser A-2	2.76	10/07/05	20,900,000
7,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System 2005 Ser C	2.78	10/07/05	7,000,000
9,285	Philadelphia Industrial Development Authority, NewCourtland Elder Services Ser 2003	2.78	10/03/05	9,285,000
31,700	Washington County Authority, The Trustees of University of Pennsylvania Ser 2004	2.73	10/07/05	31,700,000
22,800	York General Authority, Harrisburg School District Subser 1996 B (Ambac)	2.75	10/07/05	22,800,000

	Rhode Island
6,000	Rhode Island Convention Center Authority, Refg 2001 Ser A (MBIA)	2.78	10/07/05	6,000,000
	Rhode Island Health & Educational Building Corporation,
3,500	Care New England Ser 2002 A	2.82	10/03/05	3,500,000
10,000	Meeting Street Center Ser 2005	2.78	10/07/05	10,000,000

	South Carolina
13,100	Florence County, McLeod Regional Medical Center Ser 1985A (FGIC)	2.78	10/07/05	13,100,000
5,000	Greenwood County, Fuji Photo Film Inc Ser 2004 (AMT)	2.91	10/07/05	5,000,000
10,300	South Carolina Jobs Economic Development Authority, Burroughs & Chapin Business Park Ser 2002	2.80	10/07/05	10,300,000
4,555	South Carolina Public Service Authority, ROCs II-R Ser 6007 (Ambac)	2.79	10/07/05	4,555,000

	Tennessee
13,000	Chattanooga Health, Educational & Housing Facility Board, The Baylor School Ser 2004	2.75	10/07/05	13,000,000
16,925	Clarksville Public Building Authority, Pooled Financing Ser 2003 & Ser 2004	2.82	10/03/05	16,925,000
16,700	Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	2.75	10/07/05	16,700,000
9,955	Jackson Health Educational & Housing Facility Board, Union University Ser 2005	2.75	10/07/05	9,955,000
3,500	Memphis, Airport Refg Ser 1995 B (AMT)	2.85	10/07/05	3,500,000
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board,
7,600	Ensworth School Ser 2002	2.75	10/07/05	7,600,000
7,395	Mary Queen of Angels Inc Ser 2000	2.75	10/07/05	7,395,000
23,960	Vanderbilt University Ser 2005 A-2	2.75	10/07/05	23,960,000
25,500	Montgomery County Public Building Authority, Pooled Financing Ser 1999	2.75	10/07/05	25,500,000
22,000	Shelby County Health, Educational & Housing Facilities Board, Baptist Memorial Health Care Ser 2004A P-FLOATs PA-1277	2.80	10/07/05	22,000,000

	Texas
5,300	Bell County Health Facilities Development Corporation, Scott & White Memorial Hospital Ser 2001-2 (MBIA)	2.81	10/03/05	5,300,000
4,730	Bexar County Housing Finance Corporation, Multi-Family P-FLOATs PT-2082	2.79	10/07/05	4,730,000
4,500	Cypress-Fairbanks Independent School District, Ser 2004 MERLOTs Ser C 16	2.77	10/07/05	4,500,000
6,155	Dallas Independent School District, Ser 2004A ROCs II-R Ser 6038	2.79	10/07/05	6,155,000
8,605	El Paso Independent School District, Ser 2004 A ROCs II-R Ser 2129	2.79	10/07/05	8,605,000
19,519	Garland Health Facilities Development Corporation, Chambrel Club Hill Ser 2002	2.75	10/07/05	19,519,000
9,200	Gulf Coast Waste Disposal Authority, Exxon Corp Ser 1995	2.90	10/03/05	9,200,000
	Harris County Health Facilities Development Corporation,
51,400	Methodist Hospital Ser 2005 B	2.81	10/03/05	51,400,000
31,000	St Luke’s Episcopal Hospital Ser 2001 B	2.81	10/03/05	31,000,000
33,660	Texas Medical Center Ser 1999 B (FSA) & Ser 2001 (MBIA)	2.81	10/03/05	33,660,000
	Harris County Industrial Development Corporation,
29,700	Baytank Inc Ser 1998	2.76	10/07/05	29,700,000
4,100	Exxon Corp Ser 1984 A	2.90	10/07/05	4,100,000
5,175	Houston, Combined Utility System Ser 2004 ROCs II-R Ser 4559 (FSA)	2.79	10/07/05	5,175,000
11,000	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	2.83	02/15/06	11,000,000
	Northside Independent School District,
5,360	Ser 2003 P-FLOATs PT-2254	2.79	10/07/05	5,360,000
43,000	Ser 2005	2.85	06/15/06	43,000,000
9,080	Roaring Fork Municipal Products, Dallas Independent School District Class A Certificates Ser 2004-6	2.83	10/07/05	9,080,000
	San Antonio,
5,985	ROCs II-R Ser 6003 (FSA)	2.79	10/07/05	5,985,000
20,300	Water System Sub Lien 2003 B (MBIA)	2.75	10/07/05	20,300,000
6,520	Texas Department of Housing & Community Affairs, High Point III Development Ser 1993 A	2.75	10/07/05	6,520,000
19,600	Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)	2.76	10/07/05	19,600,000
9,500	Texas Transportation Commission, Mobility Fund Ser 2005-B	2.75	10/07/05	9,500,000
2,980	Texas Water Development Board, Revolving Fund Senior Lien Ser 2000 A P-FLOATs PT-2187	2.77	10/07/05	2,980,000

	Utah
	Intermountain Power Agency,
17,600	1985 Ser E (Ambac)	2.72	12/01/05	17,600,000
7,000	1985 Ser F (Ambac)	2.73	12/01/05	7,000,000
35,900	1985 Ser F (Ambac)	2.75	03/15/06	35,900,000

	Various States
38,000	Municipal Securities Pooled Trust Receipts, Various States Ser 2004 SG P-18	2.90	10/07/05	38,000,000

	Vermont
11,000	Vermont Housing Finance Agency, West Block University of Vermont Apartments Ser 2004 A	2.77	10/07/05	11,000,000

	Virginia
16,000	Chesapeake Hospital Authority, Chesapeake General Hospital Ser 2001A	2.75	10/07/05	16,000,000
7,545	Fairfax County, Ser 2004 A PUTTERs Ser 461	2.79	10/07/05	7,545,000

15,000	Fairfax County Industrial Development Authority, Inova Health System Foundation Ser 2005 A-2	2.74	10/07/05	15,000,000
41,100	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 F	2.73	10/07/05	41,100,000
5,000	Roanoke Industrial Development Authority, Carilion Health System Ser 2002 D	2.81	10/03/05	5,000,000

	Washington
6,050	Bellevue, Ser 2004 Eagle #20041011 Class A (MBIA)	2.79	10/07/05	6,050,000
3,570	King County School District No 216, ROCs II-R Ser 5026 (FSA)	2.79	10/07/05	3,570,000
4,175	Pierce County, Puyallup School District No 3 PUTTERs Ser 415 (FSA)	2.79	10/07/05	4,175,000
4,900	Washington Health Care Facilities Authority, Providence Services Ser 2002 A (MBIA)	2.81	10/03/05	4,900,000

	Wisconsin
9,500	Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)	3.00	10/07/05	9,500,000
6,275	Wisconsin, Clean Water 2004 Ser 1 ROCs II-R Ser 2165 (MBIA)	2.79	10/07/05	6,275,000
3,250	Wisconsin Health & Educational Facilities Authority, Ministry Health Care PUTTERs Ser 399 (MBIA)	2.79	10/07/05	3,250,000

	Puerto Rico
11,795	Puerto Rico, Public Improvement, Ser 2001-1 TOCs (FSA)	2.76	10/07/05	11,795,000

	Total Short-Term Variable Rate Municipal Obligations
	(Cost $2,685,459,000)			2,685,459,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Tax-Exempt Commercial Paper (8.6%)
	Florida
20,000	Jacksonville, Florida Power & Light Co Ser 1994	2.63%	10/06/05	2.63%	20,000,000
	Palm Beach County School District,
8,000	Sales Tax Ser 2005	2.65	10/13/05	2.65	8,000,000
18,000	Sales Tax Ser 2005	2.68	11/14/05	2.68	18,000,000

	Georgia
7,000	Burke County Development Authority, Oglethorpe Power Corp Ser 1998 B (Ambac)	2.65	10/05/05	2.65	7,000,000

	Illinois
8,100	Chicago, Water System 2004 Ser A	2.95	05/12/06	2.95	8,100,000
	Illinois Health Facilities Authority,
15,000	Evanston Hospital Corp Ser 1992	2.50	11/17/05	2.50	15,000,000
11,500	Evanston Hospital Corp Ser 1995	2.63	11/03/05	2.63	11,500,000

	Maryland
3,200	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Hospital Ser 2005 C	2.65	10/18/05	2.65	3,200,000
	Montgomery County,
25,000	2002 Ser BANs	2.60	10/20/05	2.60	25,000,000
20,000	2002 Ser BANs	2.40	10/25/05	2.40	20,000,000

	Massachusetts
25,000	Massachusetts, Ser F	2.68	10/21/05	2.68	25,000,000
6,080	Massachusetts Development Finance Agency, Masdevelopment Program 2 Issue	2.55	10/11/05	2.55	6,080,000

	Nevada
	Clark County,
10,000	Flood Control Ser 2003 B	2.70	12/07/05	2.70	10,000,000
10,000	Motor Vehicle Fuel Tax Ser 2005 B	2.70	11/17/05	2.70	10,000,000
5,400	Sales Tax Ser 2003 B	2.55	10/13/05	2.55	5,400,000
10,000	Sales Tax Ser 2004B	2.67	11/17/05	2.67	10,000,000

	Texas
12,690	Austin, Combined Utility Systems Ser 2002 A	2.61	10/12/05	2.61	12,690,000
	Dallas Area Rapid Transit,
10,000	Senior Sub Lien Ser 2001	2.57	10/06/05	2.57	10,000,000
8,400	Senior Sub Lien Ser 2001	2.66	10/11/05	2.66	8,400,000
8,000	Houston, Ser F	2.67	11/15/05	2.67	8,000,000
10,000	Lower Colorado River Authority, Transmission Service Corp Ser 2003	2.72	12/08/05	2.72	10,000,000
9,000	San Antonio, Water System Ser 2001 A	2.55	10/06/05	2.55	9,000,000
15,100	Texas A&M University, Ser B	2.55	10/25/05	2.55	15,100,000

	Total Tax-Exempt Commercial Paper (Cost $275,470,000)				275,470,000

	Short-Term Municipal Notes & Bonds (9.4%)
	Georgia
40,000	Gwinnett County School District, Ser 2005 TANs, dtd 08/25/05	4.00	12/30/05	2.75	40,121,606

	Illinois
20,000	Illinois, Unemployment Insurance Fund Building Receipts Ser 2004 A, dtd 07/01/04	5.00	12/15/05	2.55	20,098,983
8,000	Illinois Finance Authority, Ser 2005-A School Notes, dtd 03/02/05	3.00	12/01/05	2.52	8,006,269

	Indiana
35,000	Indiana Bond Bank, Midyear Funding Notes Ser 2005 A, dtd 06/16/05	3.50	01/27/06	2.50	35,110,868
12,000	Indianapolis Local Public Improvement Bond Bank, Ser 2005 F Notes, dtd 07/14/04	4.00	01/06/06	2.60	12,044,047

	Massachusetts
6,200	Cape Cod Regional Transit Authority, Ser 2005 RANs, dtd 07/28/05	4.00	07/28/06	3.00	6,249,430
12,000	Montachusett Regional Transit Authority, Ser 2005 RANs, dtd 06/17/05	4.00	06/16/06	3.03	12,079,782
5,143	Nashoba Regional School District, Ser 2005 BANs, dtd 09/02/05	4.00	01/03/06	2.79	5,158,800
10,000	Pioneer Valley Transit Authority, Ser 2004 RANs, dtd 08/05/05	4.00	08/03/06	3.05	10,077,217
4,000	Wachusett Regional School District, Ser 2005 RANs, dtd 07/15/05	3.75	06/30/06	2.77	4,028,443

	Michigan
8,000	Michigan Municipal Bond Authority, Ser 2005 C, dtd 08/19/05	4.25	08/18/06	3.03	8,083,248

	New Jersey
20,000	Barnegat Township Board of Education, 2005 Temporary Notes, dtd 07/07/05	3.50	07/07/06	2.75	20,111,447
19,830	Trenton, Ser 2004 BANs, dtd 10/14/04	3.00	10/14/05	1.92	19,837,479

	New York
	Board of Cooperative Educational Services,
6,000	Oswego County School District, Ser 2005 RANs, dtd 06/23/05	4.00	06/23/06	2.85	6,048,702
3,500	Suffolk County First Supervisory District, Ser 2005 RANs, dtd 07/01/05	3.75	06/29/06	2.84	3,522,994
7,500	Westchester County Second Supervisory District Ser 2004 RANs, dtd 10/28/04	2.75	10/14/05	1.98	7,502,017
8,574	Burnt Hills - Ballston Lake Central School District, Ser 2005 B BANs, dtd 07/07/05	3.75	07/07/06	2.74	8,638,424
4,500	Hastings, Ser 2004 BANs, dtd 07/15/05	3.25	07/14/06	3.03	4,507,602
16,000	Hempstead Union Free School District, Ser 2005 TANs, dtd 08/17/05	4.25	06/29/06	3.15	16,127,198
8,000	Marlboro Central School District, Ser 2005 BANs, dtd 09/08/05	4.25	04/13/06	3.05	8,050,279
8,000	Spencer-Van Etten Central School District, Ser 2005 BANs, dtd 06/17/05	4.25	06/15/06	2.83	8,077,766
7,000	Utica City School District, Ser 2005 RANs, 06/23/05	4.00	06/23/06	3.00	7,049,297
4,000	Vestal, Ser 2005 BANs, dtd 07/14/05	3.75	07/14/06	2.77	4,029,869

	South Carolina
9,000	Aiken County Consolidated School District, Ser 2005 BANs, dtd 07/14/05	3.25	07/14/06	2.55	9,017,646
18,000	Beaufort County School District, Ser 2005 A BANs, dtd 07/14/05	3.15	07/14/06	2.65	18,025,165

	Total Short-Term Municipal Notes & Bonds (Cost $301,604,578)				301,604,578

	Total Investments (Cost $3,262,533,578) (a)			102.1%	3,262,533,578

	Liabilities in Excess of Other Assets			(2.1)	(68,836,735)

	Net Assets			100.0%	$3,193,696,843

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
MERLOTs	Municipal Exempt Receipts-Liquidity Option Tender.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
STARS	Short Term Adjustable Rate Securities.
TANs	Tax Anticipation Notes.
TOBs	Tender Option Bonds.
TOCs	Tender Option Certificates.
†	Rate shown is the rate in effect at September 30, 2005.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Inc.
XLCA	XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005